NATIXIS FUNDS

Supplement dated May 1, 2019 to the Natixis Funds Statutory Prospectus and Statement of Additional Information, each dated May 1, 2018, as may be revised and supplemented from time to time.

AEW Real Estate Fund	Natixis Oakmark International Fund
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Mirova Global Green Bond Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Sustainable Equity Fund	Vaughan Nelson Value Opportunity Fund
Natixis Oakmark Fund

Effective immediately, the Loomis Sayles Multi-Asset Income Fund, Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund (the “Funds”) are no longer offered through the statutory prospectus and Statement of Additional Information, each dated May 1, 2018. Accordingly, effective immediately, the Funds are offered through an updated statutory prospectus and Statement of Additional Information, each dated May 1, 2019, which can be found by visiting the Funds’ website at im.natixis.com

The AEW Real Estate Fund continues to be offered through the statutory prospectus and Statement of Additional Information each dated May 1, 2018.